FEDERATED HERMES ETF TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 29, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES ETF TRUST (the “Registrant”)
Federated Hermes Short Duration High Yield ETF
Federated Hermes MDT Large Cap Core ETF Federated Hermes MDT Large Cap Growth ETF Federated Hermes MDT Large Cap Value ETF Federated Hermes MDT Small Cap Core ETF (collectively, the “Funds”)
1933 Act File No. 333-258934
1940 Act File No. 811-23730

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated April 30, 2025, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 17 on April 24, 2025.

If you have any questions on the enclosed material, please contact Christina Eifler at Christina.Eifler@FederatedHermes.com or (724) 720-8832.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary